Employee Benefit Plans (Schedule Of Assumed Health Care Cost Trend) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans [Abstract]
Effect on postretirement benefit obligation, One-Percentage-Point Increase	$ 86
Effect on postretirement benefit obligation, One-Percentage-Point Decrease	(88)
Effect on service and interest cost, One-Percentage-Point Increase	9
Effect on service and interest cost, One-Percentage-Point Decrease	$ (9)
Assumed health care cost trend rate	8.00%
Ultimate trend rate	5.00%
Year of ultimate trend rate	2020
Assumed return	6.50%	5.40%	5.50%
10 year actual rate of return	8.70%
Number of Aa-grade non-callable bonds used to develop the yield curve for rate used	494